Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 5     ACCRUED EXPENSES

Accrued liabilities consisted of the following as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued payroll	$421,645	$564,740
Royalties	166,540	105,319
Accrued interest	—	39,808
Accrued property and use tax	10,905	99,707
Other	13,269	6,240

Total accrued liabilities	$612,359	$815,814